Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) plan	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Net defined benefit
Net defined benefit balance	€ (461)	€ (1,198)
United States
Net defined benefit
Number of defined benefit plans | plan	2
Percentage of total plan obligations of the largest defined benefit plan (as a percent)	95.00%
Net defined benefit balance	€ 432	(230)
United States Pension benefits
Net defined benefit
Net defined benefit balance	2,418	2,252
Management
Net defined benefit
Net defined benefit balance	1,511	1,004
Occupational
Net defined benefit
Net defined benefit balance	1,258	1,649
Supplemental
Net defined benefit
Net defined benefit balance	(351)	(401)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,986)	(2,482)
Health (non-union represented)
Net defined benefit
Net defined benefit balance	(76)	(126)
Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(762)	(1,073)
Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(743)	(820)
Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	(404)	(462)
Other
Net defined benefit
Net defined benefit balance	€ (1)	(1)
Germany
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (1,570)	(1,520)
United Kingdom
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ 276	220
Other Countries
Net defined benefit
Net defined benefit balance	401	332
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(25,497)	(28,663)	€ (1,840)
Present value of defined benefit obligation | United States
Net defined benefit
Net defined benefit balance	(19,614)	(22,845)
Present value of defined benefit obligation | United States Pension benefits
Net defined benefit
Net defined benefit balance	(17,096)	(19,784)	(58)
Present value of defined benefit obligation | Management
Net defined benefit
Net defined benefit balance	(13,750)	(15,855)
Present value of defined benefit obligation | Occupational
Net defined benefit
Net defined benefit balance	(2,995)	(3,528)
Present value of defined benefit obligation | Supplemental
Net defined benefit
Net defined benefit balance	(351)	(401)
Present value of defined benefit obligation | United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(2,518)	(3,061)
Present value of defined benefit obligation | Health (non-union represented)
Net defined benefit
Net defined benefit balance	(76)	(126)
Present value of defined benefit obligation | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(1,026)	(1,343)
Present value of defined benefit obligation | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(929)	(1,040)
Present value of defined benefit obligation | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	(486)	(551)
Present value of defined benefit obligation | Other
Net defined benefit
Net defined benefit balance	(1)	(1)
Present value of defined benefit obligation | Germany
Net defined benefit
Net defined benefit balance	(2,773)	(2,680)
Present value of defined benefit obligation | United Kingdom
Net defined benefit
Net defined benefit balance	(1,276)	(1,265)
Present value of defined benefit obligation | Other Countries
Net defined benefit
Net defined benefit balance	(1,834)	(1,873)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	25,535	27,770	1,451
Defined benefit pension assets | United States
Net defined benefit
Net defined benefit balance	20,499	22,880
Defined benefit pension assets | United States Pension benefits
Net defined benefit
Net defined benefit balance	19,967	22,301	57
Defined benefit pension assets | Management
Net defined benefit
Net defined benefit balance	15,263	16,861
Defined benefit pension assets | Occupational
Net defined benefit
Net defined benefit balance	4,704	5,440
Defined benefit pension assets | United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	532	579
Defined benefit pension assets | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	264	270
Defined benefit pension assets | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	186	220
Defined benefit pension assets | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	82	89
Defined benefit pension assets | Germany
Net defined benefit
Net defined benefit balance	1,203	1,160
Defined benefit pension assets | United Kingdom
Net defined benefit
Net defined benefit balance	1,552	1,485
Defined benefit pension assets | Other Countries
Net defined benefit
Net defined benefit balance	2,281	2,245
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	(499)	(305)	€ (9)
Impact of the asset ceiling | United States
Net defined benefit
Net defined benefit balance	(453)	(265)
Impact of the asset ceiling | United States Pension benefits
Net defined benefit
Net defined benefit balance	(453)	(265)
Impact of the asset ceiling | Management
Net defined benefit
Net defined benefit balance	(2)	(2)
Impact of the asset ceiling | Occupational
Net defined benefit
Net defined benefit balance	(451)	(263)
Impact of the asset ceiling | Other Countries
Net defined benefit
Net defined benefit balance	€ (46)	€ (40)